S000057420 [Member] Investment Objectives and Goals - Nuveen ESG International Developed Markets Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG International Developed Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Nuveen ESG International Developed Markets Equity ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Nuveen ESG International Developed Markets Equity Index (the “Index”).